Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method		€ 3,563		€ 316
Biopharma Segment [Member]
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	[1]	483	€ 229
Acquisitions of property, plant and equipment		845	882
Acquisitions of other intangible assets		€ 575	€ 922

[1]	(a) Carrying amount at the end of the reporting period.